FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

30.  FAIR VALUE MEASUREMENTS

The Company applies ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, time deposits, bonds payable and 2026 Convertible Notes are classified within Level 1 because they are valued by using quoted market prices.

30.  FAIR VALUE MEASUREMENTS (CONTINUED)

The 2025 Convertible Notes, share consideration due to the original shareholders for business combination, and long-term investments are classified within Level 3. The fair value of share consideration due to the original shareholders for business combination (Note 4) was estimated using Monte Carlo simulation model that involves several parameters including the share price, share price volatility and risk-free rate. The fair value of 2025 Convertible Notes is measured using binomial tree pricing model that involves several parameters including the Company’s stock price, stock price volatility determined from the Company’s historical stock prices, the remaining maturity term and the discount rate.

The Company measures equity investments elected to use the measurement alternative at fair value on a nonrecurring basis, in the cases of an impairment charge is recognized, fair value of an investment is remeasured in an acquisition/a disposal, and an orderly transaction for identical or similar investments of the same issuer was identified.

Assets and liabilities measured at fair value on a recurring basis were summarized below:

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2020
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	645,879	—	—	645,879
Short-term investments:
- Time deposits	285,872	—	—	285,872
Long-term investments:
- Available-for-sale debt securities	—	—	1,713	1,713
Assets	931,751	—	1,713	933,464

Short-term borrowings:
- Current portion of bonds payable	1,998,088	—	—	1,998,088
2025 Convertible Notes	—	—	3,014,057	3,014,057
Liabilities	1,998,088	—	3,014,057	5,012,145

30.  FAIR VALUE MEASUREMENTS (CONTINUED)

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2021
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	15,013	—	—	15,013	2,356
Short-term investments:
- Time deposits	—	—	—	—	—
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600	251
Assets	15,013	—	1,600	16,613	2,607
- Current portion of bonds payable
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	513,754	513,754	80,619
- 2026 Convertible promissory notes	3,021,852	—	—	3,021,852	474,195
Accrued expenses and other payables:
-Share consideration due to the original shareholders for business combination (Note 4)	—	—	214,577	214,577	33,672
Liabilities	3,021,852		728,331	3,750,183	588,486

The following table presented a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

2025 Convertible Notes
RMB
Fair value at issuance date (Note 19)	1,409,385
Foreign exchange loss	(219,001)
Changes in the fair value	2,544,220
Reclassification to equity	(720,547)
Fair value at December 31, 2020	3,014,057
Foreign exchange loss	(31,348)
Changes in the fair value	(829,149)
Reclassification to equity	(1,639,806)
Fair value at December 31, 2021	513,754
Fair value at December 31, 2021 (US$)	80,619

Share consideration due to the original
shareholders for business combination
RMB
Fair value at grant date (Note 4)	214,953
Changes in the fair value	(376)
Fair value at December 31, 2021	214,577
Fair value at December 31, 2021 (US$)	33,672

30.  FAIR VALUE MEASUREMENTS (CONTINUED)

Assets measured at fair value on a non-recurring basis

The Company measures certain non-financial assets on a nonrecurring basis. The Company’s non-financial long-lived assets , such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis. The fair values of non-financial long-lived assets were measured under income approach, based on the Company’s best estimation which primarily includes significant unobservable inputs (level 3) such as future cash flows and discount rate.